Related parties	12 Months Ended
Jun. 30, 2024
Related parties
Related parties
34	Related parties
34.1	Transactions with related parties

Group companies, in the ordinary course of business, entered into various purchase and sale transactions with associates and joint ventures. The effect of these transactions are included in the financial performance and results of the Group. Amounts owing (after eliminating intercompany balances) to related parties are disclosed in the respective notes to the financial statements for those statement of financial position items. No impairment of receivables related to the amount of outstanding balances is required. Disclosure in respect of transactions with joint ventures and associates is provided in note 18.

Except for the Group's interests in joint ventures and associates, there are no other related parties with whom material individual transactions have taken place.

34	Related party transactions continued
34.2	Key management remuneration

Key management comprises Directors and members of the Group Executive Committee (GEC), who have been determined to be Prescribed Officers of Sasol Limited.

Executive directors’ remuneration and benefits

	S Baloyi³		FR Grobler⁴		VD Kahla		HA Rossouw⁵
	2024	2023	2024	2023	2024	2023	2024	2023
Executive Directors	R'000	R'000	R'000	R'000	R'000	R'000	R'000	R'000
Salary	2 503	—	10 615	13 117	8 216	7 762	7 901	7 468
Risk and Retirement funding	385	—	—	—	388	380	894	844
Vehicle benefit	75	—	—	—	—	—	—	—
Healthcare	36	—	117	143	132	114	—	—
Taxable fringe benefits[6]	7	—	55	44	570	635	38	25
Total salary and benefits	3 006	—	10 787	13 304	9 306	8 891	8 833	8 337
Short-term incentive[1]	1 473	—	4 882	10 364	2 579	4 242	2 804	5 060
Long-term incentive [2]	2 675	—	5 492	17 028	2 794	14 681	—	—
Total annual remuneration	7 154	—	21 161	40 696	14 679	27 814	11 637	13 397

1	Short-term incentives approved based on the Group results for FY24 and payable in the FY25 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2024 x Group STI achievement x Individual Performance Achievement.
2	Long-term incentives gains for 2024 represent the annual and on-appointment grant awards made between 27 September 2021 and 25 May 2022. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (between 83,6% and 95,1%) x June 2024 average share price. The actual vesting date for the awards is between 27 September 2024 and 25 May 2025 subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released in FY25 and the balance in FY27, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the single figure table.
3	Mr Baloyi was appointed as Executive Director, President and CEO from 1 April 2024. His current remuneration has been apportioned between his 9-month service as a Prescribed Officer and 3-month service as President and CEO. A substantial market adjustment was approved for 1 October 2024.
4	Mr Grobler resigned as Executive Director, President and CEO on 31 March 2024.
5	Mr Rossouw tendered his resignation as Group CFO on 1 May 2024, but will serve the contractual 6 month notice period. All unvested LTIs will be forfeited upon his resignation.
6	Taxable fringe benefits may include vehicle insurance, security costs and other contractually agreed benefits.

34	Related party transactions continued

34.2Key management remuneration continued

Executive directors’ unvested LTI holdings (number & intrinsic value) for 2024

	S Baloyi[5]		FR Grobler		VD Kahla		HA Rossouw
		Intrinsic		Intrinsic		Intrinsic		Intrinsic
	Number	value[1]	Number	value[1]	Number	value[1]	Number	value[1]
Executive Directors		R'000		R'000		R'000		R'000
Balance at beginning of the year	—	—	296 695	69 207	178 871	41 723	32 734	7 636
Awards granted[2]	—	—	86 491	21 354	38 537	9 514	44 086	10 884
Change in value[1]	—	(655)	—	(33 088)	—	(18 613)	—	(7 911)
Effect of corporate performance targets	—	—	(7 263)	(1 380)	(6 264)	(1 190)	—	—
Dividend equivalents	—	—	10 081	1 915	4 419	839	—	—
Awards settled[3]	—	—	(44 607)	(8 031)	(34 693)	(7 295)	—	—
Effect of changes in Executive Directors	79 004	11 565	(341 397)	(49 977)	—	—	—	—
Balance at the end of the year[4]	79 004	10 910	—	—	180 870	24 978	76 820	10 609
1	Intrinsic values at the beginning and end of the year have been determined using the closing price of:

30 June 2024 R138,10

30 June 2023 R233,26

Change in intrinsic value for the year results from changes in share price.

2	LTIs granted on 28 August 2023.
3	Long-term incentives settled represent long-term incentives that vested with reference to the group results for 2023 that was settled in the 2024 financial year. Difference between the long-term incentive gains disclosed in 2023 and the amount settled in 2024 is due to difference in actual share price at vesting date and the share price at date of disclosure. 50% of the award that vested in 2024 is still subject to a continued employment period of two years.
4	Includes a total of 45 414 conditional LTIs issued in FY21 for which the renewable energy CPT has been deferred up to 31 December 2026.
5	On-appointment award could not be made in May 2024, due to the Executive Director being placed in a precautionary closed period and this award will be combined with the annual award, when the closed period is lifted.

34	Related party transactions continued

34.2Key management remuneration continued

Prescribed Officers’ remuneration and benefits

	S Baloyi[3]		HC Brand[4]		V Bester⁵		BP Mabelane[6]
	2024	2023	2024	2023	2024	2023	2024	2023
Prescribed Officers	R'000	R'000	R'000	R'000	R'000	R'000	R'000	R'000
Salary	4 352	4 773	—	5 088	1 386	—	6 153	7 778
Risk and Retirement funding	857	1 017	—	1 492	211	—	290	380
Vehicle benefit	225	300	—	234	—	—	—	—
Healthcare	106	126	—	101	28	—	47	60
Taxable fringe benefits[7]	20	179	—	2 531	1 001	—	22 625	1 008
Total salary and benefits	5 560	6 395	—	9 446	2 626	—	29 115	9 226
Short-term incentive[1]	4 418	3 672	—	3 553	479	—	—	4 227
Long-term incentive[2]	—	4 103	—	6 045	1 086	—	—	15 876
Total annual remuneration	9 978	14 170	—	19 044	4 191	—	29 115	29 329
1	Short-term incentives approved based on the Group results for FY24 and payable in the FY25 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2024 x Group STI achievement x Individual Performance Achievement.
2	Long-term incentives gains for 2024 represent the annual and on-appointment grant awards made between 27 September 2021 and 25 May 2022. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (between 83,6% and 100%) x June 2024 average share price. The actual vesting date for the awards is between 27 September 2024 and 25 May 2025 subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released in FY25 and the balance in FY27, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the single figure table.
3	Mr Baloyi was appointed as Executive Director, President and CEO from 1 April 2024. His current remuneration has been apportioned between his 9-month service as a Prescribed Officer and 3 month service as President and CEO.
4	Mr Brand retired on 30 June 2023. Taxable fringe benefits include a R2 516 801 accumulated leave encashment paid with his final salary.
5	Mr Bester was appointed as EVP: Energy Operations and Projects from 1 April 2024. When Mr Bester joined in May 2022, a staggered buy-out agreement was implemented to partially compensate for variable pay already earned with his previous employer but forfeited upon resignation before the vesting date. The last tranch of R1 million was paid in May 2024.
6	An agreement was reached with Ms Mabelane regarding her resignation from the Company on 31 March 2024. Taxable fringe benefits include an agreed separation payment. She has no further rights to any other compensation.
7	Taxable fringe benefits may include vehicle insurance, security costs, leave encashment on service termination and other contractually agreed benefits.

34	Related party transactions continued

34.2Key management remuneration continued

	CK Mokoena		CF Rademan[3]		BV Griffith⁴		AGM Gerber⁵
	2024	2023	2024	2023	2024	2023	2024	2023
Prescribed Officers	R'000	R'000	R'000	R'000	R'000	R'000	R'000	R'000
Salary	6 655	6 283	2 314	6 753	9 594	11 023	1 943	—
Risk and Retirement funding	363	357	—	—	2 012	812	51	—
Vehicle benefit	—	—	—	—	—	—	75	—
Healthcare	157	143	—	—	311	365	21	—
Taxable fringe benefits[6]	21	15	249	2	469	546	113	—
Total salary and benefits	7 196	6 798	2 563	6 755	12 386	12 746	2 203	—
Short-term incentive[1]	2 119	3 380	1 624	3 200	2 730	6 087	—	—
Long-term incentive[2]	2 295	5 929	—	—	2 935	7 169	—	—
Total annual remuneration	11 610	16 107	4 187	9 955	18 051	26 002	2 203	—
1	Short-term incentives approved based on the Group results for FY24 and payable in the FY25 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2024 x Group STI achievement x Individual Performance Achievement.
2	Long-term incentives gains for 2024 represent the annual and on-appointment grant awards made between 27 September 2021 and 25 May 2022. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (between 83,6% and 100%) x June 2024 average share price. The actual vesting date for the awards is between 27 September 2024 and 25 May 2025 subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released in FY25 and the balance in FY27, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the single figure table.
3	Mr Rademan retired as Prescribed Officer and EVP: Sasol Mining on 31 October 2023. A pro rata STI payment in respect of Mining specific objectives achieved for the contract period, was approved by the Committee. Mr Rademan did not receive any LTIs for the contract period.
4	Mr Griffith stepped down as Prescribed Officer and EVP Chemicals on 14 April 2024. His Retirement funding includes a contractually agreed retirement gratuity of $65 000.
5	Ms Gerber was appointed on 15 April 2024 as Prescribed Officer and EVP: International Chemicals on a German employment contract, payable in Euros. Taxable fringe benefits include accommodation costs for a three-month period, per her contract of employment.
6	Taxable fringe benefits may include vehicle insurance, security costs, leave encashment on service termination and other contractually agreed benefits.

34	Related party transactions continued

34.2Key management remuneration continued

	C Herrmann³		SD Pillay⁴		H Wenhold⁵
	2024	2023	2024	2023	2024	2023
Prescribed Officers	R'000	R'000	R'000	R'000	R'000	R'000
Salary	1 845	—	1 192	—	3 548	—
Risk and Retirement funding	142	—	192	—	1 039	—
Vehicle benefit	—	—	38	—	71	—
Healthcare	25	—	28	—	75	—
Taxable fringe benefits[6]	648	—	—	—	28	—
Total salary and benefits	2 660	—	1 450	—	4 761	—
Short-term incentive¹	577	—	422	—	1 378	—
Long-term incentive²	2 062	—	778	—	3 791	—
Total annual remuneration	5 299	—	2 650	—	9 930	—
1	Short-term incentives approved based on the Group results for FY24 and payable in the FY25 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2024 x Group STI achievement x Individual Performance Achievement.
2	Long-term incentives gains for 2024 represent the annual and on-appointment grant awards made between 27 September 2021 and 25 May 2022. The illustrative amount is calculated in terms of the number of LTIs x Corporate performance target achieved where relevant (between 83,6% and 100%) x June 2024 average share price. The actual vesting date for the awards is between 27 September 2024 and 25 May 2025 subject to the company being in an open period. Dividend equivalents accrue at the end of the vesting period, to the extent that the LTIs vest. 50% of the vested LTIs and accrued dividends will be released in FY25 and the balance in FY27, subject to the rules of the LTI plan. As there are no further performance conditions attached to the balance of the 50%, the full amount is disclosed in the single figure table.
3	Mr Herrmann was appointed as Prescribed Officer and EVP: Marketing and Sales Energy and Chemicals Southern Africa from 1 April 2024 on a German employment contract, expatriated to South Africa. His salary continues to be paid in Euros. Taxable fringe benefits include relocation costs from Germany to South Africa.
4	Dr Pillay was appointed as Prescribed Officer and EVP: Business Building, Strategy and Technology from 1 April 2024.
5	Mr Wenhold was appointed as Prescribed Officer and EVP: Mining, Risk and SHE from 1 November 2023.
6	Taxable fringe benefits may include vehicle insurance, security costs, leave encashment on service termination and other contractually agreed benefits.

34	Related party transactions continued

34.2Key management remuneration continued

Prescribed Officers’ unvested LTI holdings (number & intrinsic value) for 2024

	S Baloyi		V Bester[6]		C Herrmann[6]		BP Mabelane⁵
		Intrinsic		Intrinsic		Intrinsic		Intrinsic
	Number	value[1]	Number	value[1]	Number	value[1]	Number	value[1]
Prescribed Officers		R'000		R'000		US$'000		R'000
Balance at beginning of the year	54 763	12 774	—	—	—	—	148 998	34 755
Awards granted[2]	32 325	7 981	—	—	—	—	38 358	9 471
Change in value[1]	—	(7 799)	—	(174)	—	200	—	(12 434)
Effect of corporate performance targets	(393)	(75)	—	—	(587)	(6)	(28 870)	(5 484)
Dividend equivalents	2 373	451	—	—	2 634	27	7 865	1 494
Awards settled[3]	(10 064)	(1 767)	—	—	(14 116)	(174)	(37 626)	(8 958)
Awards forfeited[5]	—	—	—	—	—	—	(38 358)	(5 615)
Effect of changes in Prescribed Officers	(79 004)	(11 565)	20 927	3 064	70 909	550	(90 367)	(13 229)
Balance at the end of the year[4]	—	—	20 927	2 890	58 840	597	—	—
1	Intrinsic values at the beginning and end of the year have been determined using the closing price of:

30 June 2024 R138,10 ($10,14)

30 June 2023 R233,26 ($12,38)

Change in intrinsic value for the year results from changes in share price.

2	LTIs granted on 28 August 2023 and 17 November 2023 (H Wenhold only).
3	Long-term incentives settled represent long-term incentives that vested with reference to the group results for 2023 that was settled in the 2024 financial year. Difference between the long-term incentive gains disclosed in 2023 and the amount settled in 2024 is due to difference in actual share price at vesting date and the share price at date of disclosure.
4	Includes a total of 22 401 conditional LTIs issued in FY21 for which the renewable energy CPT has been deferred up to 31 December 2026.
5	Mrs Mabelane resigned effective 31 March 2024. In terms of the 2022 LTI Plan rules, her 28 August 2023 award lapsed on resignation.
6	On-appointment awards for Messrs Bester, Herrmann and Ms Gerber could not be made in May 2024, due to them being placed in a precautionary closed period and this award will be combined with the annual award, when the closed period is lifted.
34	Related party transactions continued

34.2Key management remuneration continued

Prescribed Officers’ unvested LTI holdings (number & intrinsic value) for 2024 continued

	CK Mokoena		S Pillay[5]		H Wenhold		BV Griffith
	Number	Intrinsic value[1]	Number	Intrinsic value[1]	Number	Intrinsic value[1]	Number	Intrinsic value[1]
Prescribed Officers		R'000		R'000		R'000		US$'000
Balance at beginning of the year	112 126	26 155	—	—	—	—	146 862	1 818
Awards granted[2]	31 655	7 816	—	—	33 923	7 650	53 337	703
Change in value[1]	—	(13 332)	—	(186)	—	(10 664)	—	(761)
Effect of corporate performance targets	(2 530)	(481)	424	81	(608)	(115)	(3 015)	(31)
Dividend equivalents	3 652	694	—	—	3 673	698	3 487	35
Awards settled[3]	(17 282)	(3 228)	—	—	(15 577)	(2 734)	(18 597)	(196)
Effect of changes in Prescribed Officers	—	—	19 754	2 892	83 659	19 675	(182 074)	(1 568)
Balance at the end of the year[4]	127 621	17 624	20 178	2 787	105 070	14 510	—	—
1	Intrinsic values at the beginning and end of the year have been determined using the closing price of:

30 June 2024 R138,10 ($10,14)

30 June 2023 R233,26 ($12,38)

Change in intrinsic value for the year results from changes in share price.

2	LTIs granted on 28 August 2023 and 17 November 2023 (H Wenhold only).
3	Long-term incentives settled represent long-term incentives that vested with reference to the group results for 2023 that was settled in the 2024 financial year. Difference between the long-term incentive gains disclosed in 2023 and the amount settled in 2024 is due to difference in actual share price at vesting date and the share price at date of disclosure.
4	Includes a total of 22 401 conditional LTIs issued in FY21 for which the renewable energy CPT has been deferred up to 31 December 2026.
5	On - appointment awards for Dr Pillay and Ms Gerber could not be made in May 2024, due to them being placed in a precautionary closed period and this award will be combined with the annual award, when the closed period is lifted.

34	Related party transactions continued

34.2Key management remuneration continued

The total IFRS2 charge for LTIs awarded to the Executive Directors and the Prescribed Officers in 2024 amounted to R30 million (30 June 2023: R29 million) and R41 million (30 June 2023: R45 million).

Non-executive Directors’ remuneration

				Ad Hoc or
		Lead inde-		special
	Board	pendent		purpose
	meeting	Director	Committee	board	Total[1]	Total[10]
	fees[2]	fees[2]	fees[2]	committee[2]	2024	2023
Non-executive Directors	R'000	R'000	R'000	R'000	R'000	R'000
SA Nkosi (Chairman)[3]	1 936	—	—	—	1 936	5 053
S Westwell (Lead Independent Director)[4]	4 794	314	504	—	5 612	4 480
MJ Cuambe	1 983	—	702	—	2 685	2 860
MBN Dube[5]	2 927	—	1 341	—	4 268	3 163
M Flöel[6]	2 380	—	1 163	—	3 543	2 989
K Harper[7]	2 380	—	729	—	3 109	2 633
GMB Kennealy	1 778	—	945	—	2 723	2 731
NNA Matyumza	1 778	—	560	—	2 338	2 340
MEK Nkeli	1 778	—	769	—	2 547	2 553
A Schierenbeck[8]	785	—	190	—	975	1 293
S Subramoney	1 778	—	560	—	2 338	2 340
TJ Cumming[9]	161	—	56	—	217	—
Total	24 458	314	7 519	—	32 291	32 435

1	Fees exclude VAT.
2	Board and Committee fees are based in USD, thus impacted by the USD/ZAR foreign exchange rates as determined from time to time. For non-Executive Directors permanently residing outside of the UK, Europe and North America, effective 1 January 2023, the exchange rate was fixed for the following 12 month period using the average exchange rate from 1 July 2021 to December 2022. Effective 1 January 2024, the exchange rate was fixed for the period using the average exchange rate from July 2022 to October 2023. A cost-of-living factor is also applied to the fees for these directors.
3	Mr Nkosi resigned from the Board, effective 10 November 2023. A pro rata portion of the Board Chairman fee was paid in Q2 FY24.
4	Mr Westwell was appointed as the interim Chairman of the Board effective 11 November 2023. Subsequently, Mr Westwell was paid a pro rata portion of the Board Chairman, Lead Independent Director and Committee fees in Q2 FY24. Mr Westwell retired as Chairman of the Sasol Limited Board, effective 1 June 2024 and received a pro rata portion of the Board Chairman fee for Q4.
5	Ms Dube was appointed as a member of the Audit Committee effective 11 August 2023. A pro rata portion of the Audit committee quarterly fee was paid in Q1 FY24. Ms Dube in her capacity as Lead Independent Director, additionally carried out the responsibilities of the acting Chairman of the Board on the retirement of the Chairman. Subsequently, Ms Dube received payment for one third of the Board Chairman fee and two thirds of the Board, Lead Independent Director, member of Nomination & Governance, Capital Investment Committee and Chair of the Safety, Social & Ethics Committee fee for Q4 of FY24.

34	Related party transactions continued

34.2Key management remuneration continued

6	Dr Flöel was appointed as the Chairman of the Capital Investment Committee and member of the Nomination Governance Committee effective 16 November 2023. A pro rata portion of the of Capital Investment Committee Chairman and Nomination Governance Committee quarterly fee was paid in Q2 FY24.
7	Ms Harper was appointed as member of the Capital Investment Committee effective 11 August 2023. A pro rata portion of the Capital Investment Committee quarterly fee was paid in Q1 FY24.
8	Mr Schierenbeck resigned from the Board effective 31 October 2023. A pro rata portion of the Board and Committees was paid in Q2 FY24.
9	Mr Cumming was appointed as a Sasol Limited NED and member of the Capital Investment Committee, Remuneration Committee and Safety, Social & Ethics Committee, effective 1 June 2024. Mr Cumming received a pro rata portion of the Board & Committee fees for Q4 FY24.
10	2023 fees include VAT.